UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/24

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Natural Resources Fund

SEMI-ANNUAL REPORT March 31, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2023, through March 31, 2024, as provided by Portfolio Managers David Intoppa and Brock Campbell of Newton Investment Management North America, LLC, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended March 31, 2024, BNY Mellon Natural Resources Fund (the “fund”) produced a total return of 4.72% for Class A shares, 4.40% for Class C shares, 4.88% for Class I shares and 4.93% for Class Y shares.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 23.47% for the same period.2 The S&P Global Natural Resources Index, which more closely reflects the fund’s composition, returned 5.83% for the reporting period.3

Natural resources equities gained ground during the period, led by industrials, forest products and refining & chemicals. The fund underperformed the S&P 500® Index due to the surging performance of the mega-cap, technology-oriented shares that led the Index’s returns, none of which engaged in natural resources-related endeavors. The fund underperformed the S&P Global Natural Resources Index due positioning within the forest products, agriculture, precious metals and energy services sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies in natural resources and natural resource-related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources.

The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio managers seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial conditions. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging-markets securities, without limitation.

Slowing Economic Growth Limits Commodity Price Gains

The period began on a weak note, with stocks trending lower in October and early November 2023 under pressure from rising inflation, high interest rates and slowing economic growth. Although inflation had declined significantly from the 9.1% peak set in June 2022, it rose just prior to the start of the reporting period, from 3.0% in June 2023 to 3.7% in August and September, well above the 2% target maintained by the U.S. Federal Reserve (the “Fed”). While the federal funds rate, set by the Fed, remained stable at a range of 5.25%–5.50%, hawkish Fed rhetoric fueled concerns about the future course of interest rates and the potential impact on slowing U.S. economic growth.

Investor sentiment turned positive in mid-November 2023, as inflation showed signs of further easing, and the Fed shifted its position, indicating little likelihood of further rate increases and a probability of rate cuts in 2024. Encouraging economic data—including strong wage and employment numbers, healthy levels of consumer spending and better-than-expected corporate earnings growth—further supported market gains. Advances were led by technology-related shares in the information technology and communications services sectors, concentrated among companies involved in the rapid development and deployment of generative artificial intelligence (“AI”), followed by cyclical stocks in the industrials and financials sectors. The traditionally defensive and interest-rate sensitive areas of utilities, consumer staples and real estate produced more modest gains.

Natural resources generally trailed the broader market due to a lack of AI-related technology exposure. Most commodity-dependent industries lagged as international economic growth trailed U.S. growth, resulting in decreased demand for many commodities. In particular, lackluster post-pandemic growth in China, the world’s second-largest economy, raised concerns about global demand for energy and raw materials. However, performance by various industry groups proved inconsistent over the course of the reporting period, with some industries performing well in the fourth quarter of 2023 and poorly in the first quarter of 2024, and others producing opposite results.

Strong Positioning in Energy and Agriculture Bolster Returns

Relative to the S&P Global Natural Resources Index, the fund underperformed most significantly in forest products, largely due to underweight allocation. In agriculture, the fund’s position in pharmaceutical company Bayer AG (held for the company’s crop-related division, Bayer Crop Science) detracted from the relative performance, partly due to weaker-than-expected business trends in the crop business, and partly due to product-related headwinds faced by the pharmaceutical side of the business, leading us to sell the fund’s shares. In precious metals, significantly underweight exposure undermined relative returns. Finally, in energy services, overweight exposure to offshore service providers proved mildly negative on balance.

On the positive side, the strongest contribution to relative performance came from industrials, led by holdings in building materials supplier CRH PLC, which saw shares rise sharply as investors took a favorable view of the company’s strategic business moves. In refining & chemicals, gains in petroleum-related holdings, such as Marathon Oil Corp., Phillips 66 and Valero Energy Corp., more than made up for weakness in specialty chemicals holdings, such as The Chemours Company and Albemarle. In the U.S./onshore upstream area, independent oil and natural gas company Diamondback Energy, Inc. delivered strong returns, as oil prices remained high and as price forecasts were revised upward based on supply/demand dynamics and conflict in the Middle East. In integrated energy, underweight exposure enhanced relative returns, as did the outperformance of Shell PLC, one of the fund’s few holdings in the area. In metals and mining, overweight exposure to copper, aluminum and uranium producers, and underweight exposure to iron and steel producers, combined to modestly bolster relative returns, despite the negative impact of the fund’s position in First Quantum Minerals Ltd., which saw shares decline when one of the company’s mines was forced to close on short notice.

Differing Dynamics Among Natural Resources Sectors

As we saw during the reporting period, industry dynamics have produced widely varying results among natural resources sectors in recent months. We believe such forces are likely to continue shaping market results among different industries as supply and demand dynamics and geopolitical developments, along with company fundamentals, drive corporate prospects and profits. We have positioned the fund to benefit from current conditions by emphasizing well-run companies in areas we believe are exposed to favorable industry trends. As of March 31, 2024, the fund holds overweight exposure to refining & chemicals, upstream oil, international energy services, natural gas, copper and uranium. Conversely, the fund holds underweight exposure to forest products, iron ore, steel, integrated oil and agriculture. While forest products continue to represent an underweight position, late in the reporting period the fund increased its exposure to

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

the area through the addition of holdings in Smurfit Kappa Group and International Paper. We also increased the fund’s exposure to precious metals to near market weight in light of increasing gold prices and lagging equity prices.

April 15, 2024

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3  Source: Lipper Inc. — The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary, commodity-related sectors: agribusiness, energy and metals & mining. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund that invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. Interest rates, commodity prices, economic, tax and energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks are greater with emerging-market countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Natural Resources Fund from October 1, 2023 to March 31, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.99	$9.56	$4.66	$4.15
Ending value (after expenses)	$1,047.20	$1,044.00	$1,048.80	$1,049.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.91	$9.42	$4.60	$4.09
Ending value (after expenses)	$1,019.15	$1,015.65	$1,020.45	$1,020.95
†

Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.87% for Class C, .91% for Class I and .81% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Agricultural Products & Services - 3.5%
Bunge Global SA	164,281		16,842,088
Darling Ingredients, Inc.	711,959	[a]	33,113,213
			49,955,301
Aluminum - 2.5%
Alcoa Corp.	885,258		29,912,868
Norsk Hydro ASA	1,050,956		5,750,176
			35,663,044
Coal & Consumable Fuels - 4.7%
Cameco Corp.	1,089,583		47,200,736
NexGen Energy Ltd.	2,535,295	[a,b]	19,708,875
			66,909,611
Construction & Engineering - 1.3%
Fluor Corp.	440,714	[a]	18,633,388
Construction Materials - 3.1%
CRH PLC	429,306		37,031,936
Vulcan Materials Co.	23,964		6,540,255
			43,572,191
Copper - 9.0%
Antofagasta PLC	561,756	[b]	14,456,925
Capstone Copper Corp.	6,140,113	[a]	39,074,064
First Quantum Minerals Ltd.	621,376	[a]	6,679,144
Freeport-McMoRan, Inc.	1,453,881		68,361,485
			128,571,618
Diversified Metals & Mining - 5.6%
Ivanhoe Mines Ltd., CI. A	1,286,047	[a,b]	15,342,748
South32 Ltd.	7,977,677		15,595,960
Teck Resources Ltd., Cl. B	1,070,461		49,005,705
			79,944,413
Fertilizers & Agricultural Chemicals - 5.9%
CF Industries Holdings, Inc.	720,024		59,913,197
Nutrien Ltd.	224,105		12,171,142
The Mosaic Company	385,617		12,517,128
			84,601,467
Gold - 3.8%
Newmont Corp.	1,493,635		53,531,878
Integrated Oil & Gas - 11.2%
Chevron Corp.	216,008		34,073,102
Equinor ASA, ADR	256,723		6,939,223
Occidental Petroleum Corp.	992,905		64,528,896
Shell PLC	1,635,374		54,182,291
			159,723,512

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
Oil & Gas Drilling - 3.0%
Transocean Ltd.		6,799,869	[a,b]	42,703,177
Oil & Gas Equipment & Services - 9.5%
NOV, Inc.		593,664		11,588,321
Schlumberger NV		1,116,338		61,186,486
Weatherford International PLC		544,969	[a]	62,900,322
				135,675,129
Oil & Gas Exploration & Production - 22.3%
Antero Resources Corp.		2,008,255	[a]	58,239,395
Chesapeake Energy Corp.		288,147	[b]	25,596,098
ConocoPhillips		494,907		62,991,763
Diamondback Energy, Inc.		247,057		48,959,286
EQT Corp.		1,756,588		65,116,717
Marathon Oil Corp.		1,066,126		30,214,011
Permian Resources Corp.		1,558,154		27,517,000
				318,634,270
Oil & Gas Refining & Marketing - 10.3%
Marathon Petroleum Corp.		268,560		54,114,840
Phillips 66		406,354		66,373,862
Valero Energy Corp.		157,547		26,891,697
				147,380,399
Paper & Plastic Packaging Products & Materials - 2.1%
International Paper Co.		253,137		9,877,406
Smurfit Kappa Group PLC		437,978		20,011,140
				29,888,546
Total Common Stocks (cost $1,103,894,249)				1,395,387,944
	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $22,158,624)	5.42	22,158,624	[c]	22,158,624

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $35,603,176)	5.42	35,603,176	[c]	35,603,176
Total Investments (cost $1,161,656,049)		101.9%		1,453,149,744
Liabilities, Less Cash and Receivables		(1.9%)		(26,699,565)
Net Assets		100.0%		1,426,450,179

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $54,082,699 and the value of the collateral was $55,529,205, consisting of cash collateral of $35,603,176 and U.S. Government & Agency securities valued at $19,926,029. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Energy	61.0
Materials	32.0
Investment Companies	4.1
Consumer Staples	3.5
Industrials	1.3
101.9

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 3/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	22,380,613	503,905,577	(504,127,566)	22,158,624	486,337

Affiliated Issuers (continued)
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 3/31/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	26,012,588	208,778,465	(199,187,877)	35,603,176	54,942	††
Total - 4.1%	48,393,201	712,684,042	(703,315,443)	57,761,800	541,279

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $54,082,699)—Note 1(c):
Unaffiliated issuers	1,103,894,249	1,395,387,944
Affiliated issuers	57,761,800	57,761,800
Cash denominated in foreign currency	2,134,614	2,085,849
Receivable for investment securities sold		17,293,886
Receivable for shares of Beneficial Interest subscribed		6,809,356
Dividends and securities lending income receivable		937,752
Tax reclaim receivable—Note 1(b)		369,554
Prepaid expenses		149,111
		1,480,795,252
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		933,328
Liability for securities on loan—Note 1(c)		35,603,176
Payable for investment securities purchased		16,116,061
Payable for shares of Beneficial Interest redeemed		1,418,935
Trustees’ fees and expenses payable		9,070
Other accrued expenses		264,503
		54,345,073
Net Assets ($)		1,426,450,179
Composition of Net Assets ($):
Paid-in capital		1,200,516,379
Total distributable earnings (loss)		225,933,800
Net Assets ($)		1,426,450,179

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	155,444,369	29,432,230	1,181,835,348	59,738,232
Shares Outstanding	3,215,266	682,308	23,545,189	1,189,052
Net Asset Value Per Share ($)	48.35	43.14	50.19	50.24

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $443,943 foreign taxes withheld at source):
Unaffiliated issuers	12,050,600
Affiliated issuers	486,337
Income from securities lending—Note 1(c)	54,942
Total Income	12,591,879
Expenses:
Management fee—Note 3(a)	4,424,357
Shareholder servicing costs—Note 3(c)	793,206
Registration fees	115,804
Distribution fees—Note 3(b)	112,435
Prospectus and shareholders’ reports	60,020
Professional fees	51,026
Trustees’ fees and expenses—Note 3(d)	32,734
Custodian fees—Note 3(c)	29,730
Loan commitment fees—Note 2	16,298
Interest expense—Note 2	13,956
Chief Compliance Officer fees—Note 3(c)	8,967
Miscellaneous	19,758
Total Expenses	5,678,291
Less—reduction in fees due to earnings credits—Note 3(c)	(10,702)
Net Expenses	5,667,589
Net Investment Income	6,924,290
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(21,169,600)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	82,921,901
Net Realized and Unrealized Gain (Loss) on Investments	61,752,301
Net Increase in Net Assets Resulting from Operations	68,676,591

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations ($):
Net investment income	6,924,290	18,538,739
Net realized gain (loss) on investments	(21,169,600)	66,636,456
Net change in unrealized appreciation (depreciation) on investments	82,921,901	100,467,233
Net Increase (Decrease) in Net Assets Resulting from Operations	68,676,591	185,642,428
Distributions ($):
Distributions to shareholders:
Class A	(18,587,063)	(19,251,359)
Class C	(3,720,519)	(2,934,353)
Class I	(95,188,244)	(67,057,959)
Class Y	(6,145,327)	(5,480,204)
Total Distributions	(123,641,153)	(94,723,875)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	26,337,838	126,717,008
Class C	2,655,978	12,022,999
Class I	568,949,209	674,570,189
Class Y	16,800,254	35,272,991
Distributions reinvested:
Class A	17,486,811	18,001,964
Class C	2,769,271	1,946,571
Class I	88,939,341	60,585,278
Class Y	5,571,476	4,876,382
Cost of shares redeemed:
Class A	(54,434,156)	(149,903,564)
Class C	(7,669,791)	(8,783,127)
Class I	(404,547,254)	(476,491,685)
Class Y	(17,425,371)	(33,973,738)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	245,433,606	264,841,268
Total Increase (Decrease) in Net Assets	190,469,044	355,759,821
Net Assets ($):
Beginning of Period	1,235,981,135	880,221,314
End of Period	1,426,450,179	1,235,981,135

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	573,626	2,425,905
Shares issued for distributions reinvested	419,952	352,634
Shares redeemed	(1,213,238)	(2,979,932)
Net Increase (Decrease) in Shares Outstanding	(219,660)	(201,393)
Class C
Shares sold	66,543	257,206
Shares issued for distributions reinvested	74,363	42,034
Shares redeemed	(188,259)	(189,662)
Net Increase (Decrease) in Shares Outstanding	(47,353)	109,578
Class Ia
Shares sold	12,300,002	12,796,966
Shares issued for distributions reinvested	2,058,781	1,148,101
Shares redeemed	(8,569,474)	(9,121,914)
Net Increase (Decrease) in Shares Outstanding	5,789,309	4,823,153
Class Y
Shares sold	352,532	663,428
Shares issued for distributions reinvested	128,909	92,356
Shares redeemed	(367,657)	(653,074)
Net Increase (Decrease) in Shares Outstanding	113,784	102,710

[a]

During the period ended March 31, 2024, 10,859 Class A shares representing $462,597 were exchanged for 10,461 Class I shares and during the period ended September 30, 2023, 1,389 Class A shares representing $61,165 were exchanged for 1,340 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2024	Year Ended September 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	52.38	47.45	39.02	25.18	27.79	33.28
Investment Operations:
Net investment income[a]	.20	.73	.86	.45	.30	.55
Net realized and unrealized gain (loss) on investments	1.38	9.10	9.63	13.67	(2.33)	(5.64)
Total from Investment Operations	1.58	9.83	10.49	14.12	(2.03)	(5.09)
Distributions:
Dividends from net investment income	(1.04)	(.68)	(.49)	(.28)	(.58)	(.40)
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-	-
Total Distributions	(5.61)	(4.90)	(2.06)	(.28)	(.58)	(.40)
Net asset value, end of period	48.35	52.38	47.45	39.02	25.18	27.79
Total Return (%)[b]	4.72[c]	20.99	28.32	56.46	(7.50)	(15.38)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[d]	1.15	1.14	1.20	1.26	1.24
Ratio of net expenses to average net assets	1.17[d]	1.15	1.14	1.20	1.26	1.24
Ratio of net investment income to average net assets	.88[d]	1.41	1.75	1.28	1.17	1.94
Portfolio Turnover Rate	55.56[c]	89.32	76.19	99.02	76.09	77.60
Net Assets, end of period ($ x 1,000)	155,444	179,911	172,540	83,204	41,605	56,407

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2024	Year Ended September 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	47.23	43.21	35.73	23.15	25.52	30.61
Investment Operations:
Net investment income[a]	.04	.31	.43	.17	.09	.33
Net realized and unrealized gain (loss) on investments	1.19	8.28	8.86	12.59	(2.14)	(5.21)
Total from Investment Operations	1.23	8.59	9.29	12.76	(2.05)	(4.88)
Distributions:
Dividends from net investment income	(.75)	(.35)	(.24)	(.18)	(.32)	(.21)
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-	-
Total Distributions	(5.32)	(4.57)	(1.81)	(.18)	(.32)	(.21)
Net asset value, end of period	43.14	47.23	43.21	35.73	23.15	25.52
Total Return (%)[b]	4.40[c]	20.11	27.37	55.36	(8.15)	(15.97)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87[d]	1.87	1.87	1.91	1.98	1.96
Ratio of net expenses to average net assets	1.87[d]	1.87	1.87	1.91	1.98	1.96
Ratio of net investment income to average net assets	.19[d]	.67	.96	.52	.40	1.23
Portfolio Turnover Rate	55.56[c]	89.32	76.19	99.02	76.09	77.60
Net Assets, end of period ($ x 1,000)	29,432	34,465	26,796	15,790	8,702	8,341

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2024		Year Ended September 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	54.25	48.96	40.19	25.92	28.59	34.26
Investment Operations:
Net investment income[a]	.29	.88	.97	.53	.38	.67
Net realized and unrealized gain (loss) on investments	1.41	9.40	9.93	14.10	(2.39)	(5.84)
Total from Investment Operations	1.70	10.28	10.90	14.63	(2.01)	(5.17)
Distributions:
Dividends from net investment income	(1.19)	(.77)	(.56)	(.36)	(.66)	(.50)
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-	-
Total Distributions	(5.76)	(4.99)	(2.13)	(.36)	(.66)	(.50)
Net asset value, end of period	50.19	54.25	48.96	40.19	25.92	28.59
Total Return (%)	4.88[b]	21.27	28.58	56.88	(7.23)	(15.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.90	.91	.96	1.00	.98
Ratio of net expenses to average net assets	.91[c]	.90	.91	.96	1.00	.98
Ratio of net investment income to average net assets	1.25[c]	1.65	1.94	1.48	1.44	2.28
Portfolio Turnover Rate	55.56[b]	89.32	76.19	99.02	76.09	77.60
Net Assets, end of period ($ x 1,000)	1,181,835	963,187	633,212	355,451	218,549	247,344

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
March 31, 2024		Year Ended September 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	54.33	49.02	40.23	25.94	28.63	34.30
Investment Operations:
Net investment income[a]	.31	.93	1.10	.61	.40	.76
Net realized and unrealized gain (loss) on investments	1.42	9.41	9.85	14.07	(2.39)	(5.89)
Total from Investment Operations	1.73	10.34	10.95	14.68	(1.99)	(5.13)
Distributions:
Dividends from net investment income	(1.25)	(.81)	(.59)	(.39)	(.70)	(.54)
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-	-
Total Distributions	(5.82)	(5.03)	(2.16)	(.39)	(.70)	(.54)
Net asset value, end of period	50.24	54.33	49.02	40.23	25.94	28.63
Total Return (%)	4.93[b]	21.40	28.73	57.02	(7.14)	(15.04)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[c]	.80	.82	.85	.87	.85
Ratio of net expenses to average net assets	.81[c]	.80	.82	.85	.87	.85
Ratio of net investment income to average net assets	1.27[c]	1.74	2.16	1.63	1.52	2.56
Portfolio Turnover Rate	55.56[b]	89.32	76.19	99.02	76.09	77.60
Net Assets, end of period ($ x 1,000)	59,738	58,418	47,674	16,205	6,592	11,158

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Natural Resources Fund (the “fund”) is the sole series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. Newton Investment Management Limited (“NIM”), an affiliate of the Sub-Adviser, serves as the fund’s sub-sub adviser pursuant to a sub-sub investment advisory agreement with NIMNA, which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class

I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,395,387,944	-	-	1,395,387,944
Investment Companies	57,761,800	-	-	57,761,800

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2024,

BNY Mellon earned $7,490 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	54,082,699		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	54,082,699		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(54,082,699)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Natural Resources Sector Risk: Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.

Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2023 was as follows: ordinary income $14,100,078 and long-term capital gains $80,623,797. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended March 31, 2024, the fund was charged $13,956 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2024 was approximately $436,066 with a related weighted average annualized rate of 6.40%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended March 31, 2024, the Distributor retained $6,914 from commissions earned on sales of the fund’s Class A shares and $6,852 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2024, Class C shares were charged $112,435 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2024, Class A and Class C shares were charged $196,074 and $37,478, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser,

whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2024, the fund was charged $15,548 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $10,702.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2024, the fund was charged $29,730 pursuant to the custody agreement.

During the period ended March 31, 2024, the fund was charged $8,967 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $858,999, Distribution Plan fees of $18,117, Shareholder Services Plan fees of $37,469, Custodian fees of $10,500, Chief Compliance Officer fees of $3,472 and Transfer Agent fees of $4,771.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2024, amounted to $795,083,754 and $670,549,881, respectively.

At March 31, 2024, accumulated net unrealized appreciation on investments was $291,493,695, consisting of $307,939,489 gross unrealized appreciation and $16,445,794 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

ADDITIONAL INFORMATION (Unaudited) (continued)

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

ADDITIONAL INFORMATION (Unaudited) (continued)

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

ADDITIONAL INFORMATION (Unaudited) (continued)

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

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For More Information

BNY Mellon Natural Resources Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6006SA0324

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)